Business Segment	12 Months Ended
Dec. 31, 2023
Business Segment [Abstract]
Business Segment
6.	Business Segment:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail:	This segment focuses on individuals and small and medium-sized companies (SMEs) with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and mortgage loans.

Wholesale:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury:	This segment includes the associated revenues to the management of the investment portfolio and the business of financial transactions and currency trading.

Transactions with customers carried out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general, among others.

Subsidiaries:	Corresponds to the businesses generated by the companies controlled by the Bank, which carry out activities complementary to the bank business. The companies that comprise this segment are:

●	Banchile Administradora General de Fondos S.A.

●	Banchile Asesoría Financiera S.A.

●	Banchile Corredores de Seguros Ltda.

●	Banchile Corredores de Bolsa S.A.

●	Socofin S.A.

The financial information used to measure the performance of the Bank’s business segments is not comparable with similar information from other financial institutions because each institution relies on its own definitions. The accounting policies applied to the segments is the same as those described in the summary of accounting principles. The Bank obtains the majority of the results from: interest, indexation and commissions and financial operations and changes, discounting provisions for credit risk and operating expenses. Management relies mainly on these concepts to evaluate the performance of the segments and make decisions about the goals and allocations of resources of each unit. Although the results of the segments reconcile with those of the Bank at the total level, this is not necessarily the case in terms of the different concepts, given that management is measured and controlled individually and not on a consolidated basis, applying the following criteria:

●	The net interest margin of loans and deposits is obtained aggregating the net financial margins of each individual operation of credit and uptake made by the Bank. For these purposes, the volume of each operation and its contribution margin are considered, which in turn corresponds to the difference between the effective rate of the customer and the internal transfer price established according to the term and currency of each operation. Additionally, the net margin includes the result of interest and indexation from the accounting hedges.

●	Provisions for credit risk are determined at the customer and counterparty level based on the characteristics of each of their operations.

●	The capital and financial impacts on outcome have been assigned to each segment based on the risk-weighted assets.

●	Operational expenses are recognized at the level of the different functional areas of the Bank. Then, for the business segment purposes, the allocation of expenses from functional areas is done using different allocation criteria, at the level of the different concepts and expense items.

Taxes are managed at the consolidated level and are not allocated to business segments.

For the years ended December 31, 2023 and 2022 there was no income from transactions with a customer or counterparty that accounted for 10% or more of the Bank’s total revenues.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2023 for each of the segments defined above:

	As of December 31, 2023
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,412,392	780,957	(292,471)	(11,162)	1,889,716	31,076		1,920,792
Net commissions income	326,857	80,056	(2,235)	173,227	577,905	(43,873)		534,032
Net financial income	10,771	54,902	336,515	66,521	468,709	844		469,553
Other income	56,597	25,995	—	3,400	85,992	(7,190)		78,802
Income attributable to investments in other companies	9,624	3,366	342	1,100	14,432	(1,023)		13,409
Operating income, before expected credit losses	1,816,241	945,276	42,151	233,086	3,036,754	(20,166)	(1)	3,016,588
Expenses for expected credit losses	(373,448)	9,443	2,754	—	(361,251)	159,307	(2)	(201,944)
Total operating income, after expected credit losses	1,442,793	954,719	44,905	233,086	2,675,503	139,141		2,814,644
Expenses from salaries and employee benefits	(375,654)	(115,731)	(2,558)	(88,761)	(582,704)	20		(582,684)
Administrative expenses	(330,287)	(76,104)	(1,904)	(39,037)	(447,332)	38,488		(408,844)
Depreciation and amortization	(76,899)	(8,476)	(309)	(6,624)	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—		(1,762)
Other operating expenses	(23,879)	(8,390)	(3)	(1,603)	(33,875)	970		(32,905)
Total operating expenses	(808,492)	(208,706)	(4,774)	(136,009)	(1,157,981)	39,478	(3)	(1,118,503)
Net operating income	634,301	746,013	40,131	97,077	1,517,522	178,619		1,696,141
Income taxes					(273,887)	(48,227)	(4)	(322,114)
Net income after taxes					1,243,635	130,392		1,374,027

Assets	22,920,254	13,226,319	18,215,123	986,697	55,348,393	(91,952)		55,256,441
Current and deferred taxes					681,012	(219,412)		461,600
Total assets					56,029,405	(311,364)	(5)	55,718,041

Liabilities	18,650,882	10,357,679	21,005,581	777,170	50,791,312	(1,156,024)		49,635,288
Current and deferred taxes					808	—		808
Total liabilities					50,792,120	(1,156,024)	(6)	49,636,096

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(39,478). In addition, the total effect of IFRS adjustments is MCh$19,312, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$159,307, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$39,478.

(4)	The total effect relates to IFRS adjustments of MCh$(48,227), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(236,853). In addition, the total effect of IFRS adjustments in assets is MCh$(74,511), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(236,853). In addition, the total effect of IFRS adjustments in liabilities is MCh$(919,171), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2022 for each of the segments defined above:

	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,446,658	863,104	(60,758)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,587	73,259	(2,280)	174,246	546,812	(24,680)		522,132
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,506	11,816	—	3,530	37,852	(3,345)		34,507
Income attributable to investments in other companies	9,471	3,180	279	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,470	1,008,748	110,190	229,767	3,137,175	5,448	(1)	3,142,623
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,106	905,003	102,181	229,767	2,702,057	28,436		2,730,493
Expenses from salaries and employee benefits	(339,850)	(102,395)	(2,644)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(272,748)	(66,547)	(1,771)	(34,474)	(375,540)	20,266		(355,274)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(17,095)	(10,202)	—	(1,501)	(28,798)	1,097		(27,701)
Total operating expenses	(698,802)	(187,806)	(4,839)	(125,418)	(1,016,865)	21,382	(3)	(995,483)
Net operating income	766,304	717,197	97,342	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Net income after taxes					1,409,435	36,366		1,445,801

Assets	21,676,597	13,576,675	18,587,455	925,064	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,586,680	10,151,503	22,167,730	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(21,382). In addition, the total effect of IFRS adjustments is MCh$26,830, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$22,988, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$21,382.

(4)	The total effect relates to IFRS adjustments of MCh$(13,452), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(237,339). In addition, the total effect of IFRS adjustments in assets is MCh$(146,508), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(237,339). In addition, the total effect of IFRS adjustments in liabilities is MCh$(719,618), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2021 for each of the segments defined above:

	As of December 31, 2021
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,083,179	472,520	(1,416)	(847)	1,553,436	20,586		1,574,022
Net commissions income	260,416	67,343	(2,288)	159,628	485,099	(30,071)		455,028
Net financial income	15,211	49,864	51,918	34,070	151,063	19,916		170,979
Other income	16,653	9,456	—	3,075	29,184	(6,135)		23,049
Income attributable to investments in other companies	(452)	2,075	118	499	2,240	(447)		1,793
Operating income, before expected credit losses	1,375,007	601,258	48,332	196,425	2,221,022	3,849	(1)	2,224,871
Expenses for expected credit losses	(257,547)	(98,516)	(1,002)	—	(357,065)	337,893	(2)	(19,172)
Total operating income, after expected credit losses	1,117,460	502,742	47,330	196,425	1,863,957	341,742		2,205,699
Expenses from salaries and employee benefits	(289,103)	(82,706)	(2,156)	(77,004)	(450,969)	17		(450,952)
Administrative expenses	(252,858)	(58,940)	(1,360)	(30,559)	(343,717)	19,092		(324,625)
Depreciation and amortization	(62,728)	(8,107)	(365)	(5,598)	(76,798)	—		(76,798)
Impairment of non-financial assets	(30)	(1,169)	—	(223)	(1,422)	(268)		(1,690)
Other operating expenses	(13,776)	(5,073)	(21)	(1,709)	(20,579)	1,231		(19,348)
Total operating expenses	(618,495)	(155,995)	(3,902)	(115,093)	(893,485)	20,072	(3)	(873,413)
Net operating income	498,965	346,747	43,428	81,332	970,472	361,814		1,332,286
Income taxes					(178,280)	(97,689)	(4)	(275,969)
Net income after taxes					792,192	264,125		1,056,317

Assets	20,515,244	12,806,409	17,412,551	958,447	51,692,651	(543,103)		51,149,548
Current and deferred taxes					435,123	(158,723)		276,400
Total assets					52,127,774	(701,826)	(5)	51,425,948

Liabilities	16,779,925	10,530,749	19,640,221	770,228	47,721,123	(1,226,430)		46,494,693
Current and deferred taxes					113,129	(846)		112,283
Total liabilities					47,834,252	(1,227,276)	(6)	46,606,976

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(21,998). In addition, the total effect of IFRS adjustments and reclassifications is MCh$25,847, which difference mainly stems from the recognition of interest income on accrual basis and reclassification of FX indexation.

(2)	The total effect relates to IFRS adjustments and reclassifications of MCh$337,893, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$21,998. In addition, the total effect of other reclassifications is MCh$(1,926).

(4)	The total effect relates to IFRS adjustments of MCh$(97,689), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(369,448). In addition, the total effect of IFRS adjustments in assets is MCh$(332,378), which mainly stems from differences in the calculation model of ECL, deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(369,448). In addition, the total effect of IFRS adjustments in liabilities is MCh$(857,828), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.